March 23, 1998

                      THE DREYFUS/LAUREL FUNDS TRUST -
                       DREYFUS PREMIER CORE VALUE FUND
                  Class A, B, C, R and Institutional Shares
              Supplement to Statement of Additional Information
                           Dated January 16, 1998

     The following information supplements and should be read in conjunction with the section of the Fund's Statement of Additional Information entitled "Performance Information:
     From time to time, the Fund's advertising materials may refer to Lipper, Morningstar, or Value Line rankings or ratings, and the related analyses supporting such rankings or ratings.